OPERATING LEASE RIGHT OF USE ASSET AND LEASE LIABILITIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Beginning Balance	$ 55,730	$ 41,090
Add;Addition of lease liabilities	0	32,281
Less: Amortization	(3,954)
Foreign translation differences	(341)
Ending Balance	51,436	55,730	$ 41,090
Operating Lease Right of Use [Member]
Beginning Balance	$ 55,730	41,090	62,529
Less: Amortization		(15,534)	(18,305)
Foreign translation differences		(2,107)	(2,221)
Add: Addition of right of use assets		32,281	0
Ending Balance		55,730	41,090
Reduction due to discount on rental		$ 0	$ (913)